Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and intangible assets

Impairment testing

BNY Mellon’s three business segments include seven reporting units for which goodwill impairment testing is performed on an annual basis. The Investment Management segment consists of two reporting units. The investment Services segment is comprised of four reporting units. One reporting unit is included in the Other segment.

The goodwill impairment test is performed in two steps. The first step compares the estimated fair value of the reporting unit with its carrying amount, including goodwill. If the estimated fair value of the reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. However, if the carrying amount of the reporting unit were to exceed its estimated fair value, a second step would be performed that would compare the implied fair value of the reporting unit’s goodwill with the carrying amount of that goodwill. An impairment loss would be recorded to the extent that the carrying amount of goodwill exceeds its implied fair value.

BNY Mellon conducted an annual goodwill impairment test on a quantitative basis on all seven reporting units in the second quarter of 2014. The estimated fair value of the Company’s seven reporting units exceeded the carrying value and no goodwill impairment was recognized.

Intangible assets not subject to amortization are tested annually for impairment or more often if events or circumstances indicate they may be impaired.

Goodwill

Total goodwill decreased in 2014 compared with 2013 primarily resulting from the impact of foreign exchange translation on non-U.S. dollar denominated goodwill. The tables below provide a breakdown of goodwill by business.

Goodwill by business (in millions)	Investment Management	Investment Services	Other	Consolidated
Balance at Dec. 31, 2012 (a)	$9,440	$8,517	$118	$18,075
Dispositions (a)	—	—	(69)	(69)
Foreign currency translation (a)	16	33	1	50
Other (b)	17	—	—	17
Balance at Dec. 31, 2013	$9,473	$8,550	$50	$18,073
Acquisitions/dispositions	—	39	—	39
Foreign currency translation	(121)	(124)	—	(245)
Other (b)	—	2	—	2
Balance at Dec. 31, 2014	$9,352	$8,467	$50	$17,869

(a)	Includes the reclassification of goodwill associated with the Newton Private Clients business from Investment Management to the Other segment.

(b)	Other changes in goodwill include purchase price adjustments and certain other reclassifications.

Intangible assets

The decrease in intangible assets in 2014 compared with 2013 primarily resulted from amortization. Amortization of intangible assets was $298 million in 2014, $342 million in 2013 and $384 million in 2012. In 2013, we recorded an $8 million impairment charge related to the write-down of the value of a customer contract intangible in the Investment Services business to its fair value. The tables below provide a breakdown of intangible assets by business.

Intangible assets – net carrying amount by business (in millions)	Investment Management	Investment Services		Other	Consolidated
Balance at Dec. 31, 2012 (a)	$2,220	$1,732		$857	$4,809
Disposition (a)	—	(1)		(7)	(8)
Amortization (a)	(148)	(194)	(b)	—	(342)
Foreign currency translation (a)	7	2		(1)	8
Other (c)	(14)	(1)		—	(15)
Balance at Dec. 31, 2013	$2,065	$1,538		$849	$4,452
Amortization	(123)	(175)		—	(298)
Foreign currency translation	(19)	(8)		—	(27)
Balance at Dec. 31, 2014	$1,923	$1,355		$849	$4,127

(a)	Includes the reclassification of intangible assets associated with the Newton Private Clients business from Investment Management to the Other segment.

(b)	Includes an $8 million intangible asset impairment recorded in 2013.

(c)	Other changes in intangible assets include purchase price adjustments and certain other reclassifications.

The table below provides a breakdown of intangible assets by type.

Intangible assets	Dec. 31, 2014				Dec. 31, 2013
(in millions)	Gross carrying amount	Accumulated amortization	Net carrying amount	Remaining weighted- average amortization period	Gross carrying amount	Accumulated amortization	Net carrying amount
Subject to amortization:
Customer relationships—Investment Management	$1,945	$(1,481)	$464	11 years	$2,043	$(1,449)	$594
Customer contracts—Investment Services	2,328	(1,354)	974	11 years	2,352	(1,202)	1,150
Other	81	(67)	14	4 years	76	(60)	16
Total subject to amortization	4,354	(2,902)	1,452	11 years	4,471	(2,711)	1,760
Not subject to amortization: (a)
Trade name	1,360	N/A	1,360	N/A	1,369	N/A	1,369
Customer relationships	1,315	N/A	1,315	N/A	1,323	N/A	1,323
Total not subject to amortization	2,675	N/A	2,675	N/A	2,692	N/A	2,692
Total intangible assets	$7,029	$(2,902)	$4,127	N/A	$7,163	$(2,711)	$4,452

(a)	Intangible assets not subject to amortization have an indefinite life.

Estimated annual amortization expense for current intangibles for the next five years is as follows:

For the year ended Dec. 31,	Estimated amortization expense (in millions)
2015	$268
2016	240
2017	216
2018	181
2019	107